Commitment and Contingencies (Details) - Schedule of Company’s Supplemental Cash Flow Information Related to Leases $ in Thousands	8 Months Ended
Sep. 30, 2024 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$ 74